SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of outlines the currency exchange rates

	As of December 31,		Years ended December, 31
	2022	2023	2021	2022	2023
RMB: 1USD	6.9646	7.0827	6.4531	6.7210	7.0431

Property and Equipment Estimated Useful Lives of Assets

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -45 years

Assets Measured Fair Value on a Recurring Basis

Fair Value Measurement as of December 31, 2022
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	108,805	—	108,805
Investments accounted for at fair value	24,117	—	—	24,117

Fair Value Measurement as of December 31, 2023
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	106,520	—	106,520
Investments accounted for at fair value	3,260	—	31,211	34,471

Schedule of disaggregation of Revenue

	Year Ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Marketing services	70,426	37,187	16,722
Listing services	31,128	13,105	7,749
Leads generation services	36,654	15,760	13,499
Financial services	13,290	9,716	4,572
Other services	6,835	4,713	7,473
Total revenues	158,333	80,481	50,015